Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ (103)	$ 40
Major defined benefit plans
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	(95)	32
Swiss defined benefit plan
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	(56)	(173)
UK defined benefit plan
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ (31)	$ 162